Quarterly Holdings Report
for
Fidelity® Series Investment Grade Bond Fund
November 30, 2022
LIG-NPRT1-0123
1.873111.114
Nonconvertible Bonds - 37.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.55% 12/1/33	8,942,000	7,024,934
3.8% 12/1/57	74,998,000	54,446,147
4.3% 2/15/30	15,664,000	14,882,311
4.75% 5/15/46	20,994,000	18,258,750
Verizon Communications, Inc.:
2.1% 3/22/28	32,783,000	28,682,741
2.55% 3/21/31	30,343,000	25,296,672
2.987% 10/30/56	33,707,000	21,262,142
3% 3/22/27	6,931,000	6,499,790
4.329% 9/21/28	11,520,000	11,199,508
4.5% 8/10/33	17,268,000	16,364,510
4.862% 8/21/46	18,891,000	17,246,209
5.012% 4/15/49	705,000	656,655
		221,820,369
Entertainment - 0.0%
The Walt Disney Co. 2.65% 1/13/31	25,000,000	21,510,710
Media - 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29	16,500,000	13,501,749
4.4% 4/1/33	9,969,000	8,737,977
4.908% 7/23/25	28,398,000	27,951,912
5.25% 4/1/53	30,969,000	24,883,987
5.375% 5/1/47	56,404,000	46,662,294
5.5% 4/1/63	9,969,000	7,987,526
5.75% 4/1/48	9,412,000	8,097,076
6.484% 10/23/45	26,013,000	24,505,998
Comcast Corp.:
2.937% 11/1/56	33,000,000	21,390,369
3.9% 3/1/38	5,928,000	5,178,766
4.65% 7/15/42	14,116,000	12,937,259
Discovery Communications LLC:
3.625% 5/15/30	18,602,000	15,671,401
4.65% 5/15/50	50,307,000	36,318,261
Fox Corp.:
4.03% 1/25/24	6,818,000	6,727,033
4.709% 1/25/29	9,867,000	9,535,526
5.476% 1/25/39	9,730,000	8,960,169
5.576% 1/25/49	6,456,000	5,789,734
Magallanes, Inc.:
3.428% 3/15/24 (b)	20,581,000	19,983,279
3.638% 3/15/25 (b)	11,271,000	10,762,013
3.755% 3/15/27 (b)	22,043,000	20,087,407
4.054% 3/15/29 (b)	7,640,000	6,690,579
4.279% 3/15/32 (b)	30,761,000	26,116,063
5.05% 3/15/42 (b)	15,981,000	12,793,561
5.141% 3/15/52 (b)	46,085,000	35,709,470
Time Warner Cable LLC:
4.5% 9/15/42	21,984,000	16,502,769
5.5% 9/1/41	15,667,000	13,336,616
5.875% 11/15/40	11,331,000	10,042,943
6.55% 5/1/37	50,619,000	48,516,142
6.75% 6/15/39	13,940,000	13,547,765
7.3% 7/1/38	32,280,000	33,009,329
		551,934,973
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	23,829,000	22,235,613
3.8% 3/15/32 (b)	20,795,000	18,409,627
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	32,520,000	30,804,814
3.875% 4/15/30	47,090,000	43,249,112
4.375% 4/15/40	7,013,000	6,099,902
4.5% 4/15/50	13,777,000	11,637,184
		132,436,252
TOTAL COMMUNICATION SERVICES		927,702,304
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.2%
General Motors Financial Co., Inc.:
2.35% 2/26/27	21,000,000	18,492,730
3.7% 5/9/23	4,723,000	4,693,021
4.25% 5/15/23	10,018,000	9,982,003
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (b)	26,699,000	26,451,607
		59,619,361
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	18,902,000	18,841,146
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	9,188,000	8,788,893
3.6% 7/1/30	10,934,000	10,221,124
4.2% 4/1/50	5,533,000	4,728,078
		23,738,095
Household Durables - 0.1%
Lennar Corp.:
4.75% 11/29/27	2,190,000	2,096,351
5% 6/15/27	2,921,000	2,863,487
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,486,000	2,240,162
4.875% 11/15/25	28,000	26,887
4.875% 3/15/27	27,187,000	25,472,591
		32,699,478
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	25,757,000	24,645,491
Specialty Retail - 0.5%
AutoNation, Inc. 4.75% 6/1/30	4,077,000	3,671,357
AutoZone, Inc.:
3.625% 4/15/25	6,224,000	6,052,807
4% 4/15/30	28,926,000	27,049,084
Lowe's Companies, Inc.:
3.35% 4/1/27	3,413,000	3,238,823
3.75% 4/1/32	10,505,000	9,569,124
4.25% 4/1/52	66,805,000	54,529,956
4.45% 4/1/62	44,060,000	35,614,610
4.5% 4/15/30	20,756,000	20,194,614
O'Reilly Automotive, Inc. 4.2% 4/1/30	6,418,000	6,081,590
		166,001,965
TOTAL CONSUMER DISCRETIONARY		325,545,536
CONSUMER STAPLES - 2.5%
Beverages - 1.2%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	21,000,000	19,645,148
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	52,011,000	49,904,278
4.9% 2/1/46	67,409,000	63,059,991
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	15,700,000	14,499,135
4.35% 6/1/40	15,700,000	14,172,244
4.5% 6/1/50	41,000,000	37,068,731
4.6% 6/1/60	15,700,000	14,137,179
4.75% 4/15/58	32,390,000	29,602,512
5.45% 1/23/39	25,203,000	25,766,837
5.55% 1/23/49	57,590,000	58,962,189
5.8% 1/23/59 (Reg. S)	61,052,000	64,710,868
		391,529,112
Food & Staples Retailing - 0.2%
Sysco Corp.:
3.25% 7/15/27	13,314,000	12,397,065
3.3% 2/15/50	16,790,000	11,837,584
5.95% 4/1/30	19,674,000	20,572,326
6.6% 4/1/50	27,580,000	30,768,213
		75,575,188
Food Products - 0.5%
General Mills, Inc. 2.875% 4/15/30	3,825,000	3,347,143
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	46,350,000	40,399,587
3% 5/15/32 (b)	51,930,000	40,700,397
3.625% 1/15/32 (b)	19,632,000	16,196,400
5.125% 2/1/28 (b)	16,760,000	15,982,048
5.5% 1/15/30 (b)	6,359,000	6,099,298
5.75% 4/1/33 (b)	34,520,000	33,440,560
		156,165,433
Tobacco - 0.6%
Altria Group, Inc.:
4.25% 8/9/42	26,130,000	19,483,149
4.5% 5/2/43	17,568,000	13,256,024
4.8% 2/14/29	4,818,000	4,624,645
5.375% 1/31/44	15,947,000	13,893,707
5.95% 2/14/49	6,241,000	5,543,101
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	25,864,000	24,688,332
6.125% 7/27/27 (b)	16,185,000	16,188,629
Reynolds American, Inc.:
4.45% 6/12/25	12,732,000	12,502,849
5.7% 8/15/35	6,607,000	6,099,490
5.85% 8/15/45	50,684,000	44,322,590
6.15% 9/15/43	11,136,000	10,004,102
7.25% 6/15/37	15,680,000	16,113,975
		186,720,593
TOTAL CONSUMER STAPLES		809,990,326
ENERGY - 4.6%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	315,000	308,316
4.85% 11/15/35	11,266,000	10,558,707
		10,867,023
Oil, Gas & Consumable Fuels - 4.6%
Canadian Natural Resources Ltd. 5.85% 2/1/35	12,899,000	12,601,658
Cenovus Energy, Inc.:
3.75% 2/15/52	23,742,000	17,105,804
5.4% 6/15/47	5,584,000	5,157,962
6.75% 11/15/39	12,889,000	13,560,588
Columbia Pipeline Group, Inc. 4.5% 6/1/25	7,777,000	7,658,980
DCP Midstream Operating LP:
3.875% 3/15/23	40,552,000	40,341,130
5.6% 4/1/44	1,458,000	1,371,253
5.85% 5/21/43 (b)(c)	2,410,000	2,357,708
6.45% 11/3/36 (b)	7,882,000	7,834,211
6.75% 9/15/37 (b)	2,991,000	3,064,103
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	16,015,000	15,517,534
Enbridge, Inc.:
4% 10/1/23	15,502,000	15,327,207
4.25% 12/1/26	9,000,000	8,726,148
Energy Transfer LP:
3.75% 5/15/30	34,654,000	30,716,876
3.9% 5/15/24 (c)	7,783,000	7,608,688
4.2% 9/15/23	6,601,000	6,552,789
4.25% 3/15/23	5,605,000	5,587,163
4.5% 4/15/24	6,788,000	6,702,793
4.95% 6/15/28	22,521,000	21,785,389
5% 5/15/50	37,928,000	31,258,357
5.25% 4/15/29	11,043,000	10,742,965
5.4% 10/1/47	7,311,000	6,304,842
5.8% 6/15/38	12,558,000	11,644,342
6% 6/15/48	8,178,000	7,511,346
6.25% 4/15/49	7,585,000	7,172,935
Exxon Mobil Corp. 3.482% 3/19/30	71,930,000	67,696,247
Hess Corp.:
4.3% 4/1/27	29,485,000	28,341,413
5.6% 2/15/41	13,347,000	12,863,022
5.8% 4/1/47	19,267,000	18,715,514
7.125% 3/15/33	5,555,000	6,075,094
7.3% 8/15/31	7,267,000	7,986,311
7.875% 10/1/29	2,497,000	2,795,466
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	9,052,000	9,019,385
6.55% 9/15/40	2,324,000	2,346,434
Kinder Morgan, Inc.:
3.6% 2/15/51	45,000,000	32,064,319
5.55% 6/1/45	13,098,000	12,223,369
MPLX LP:
2.65% 8/15/30	10,000,000	8,206,265
4.5% 7/15/23	9,847,000	9,787,660
4.8% 2/15/29	5,907,000	5,685,103
4.875% 12/1/24	15,019,000	14,889,403
4.95% 9/1/32	30,643,000	29,004,555
5.5% 2/15/49	17,721,000	15,921,053
Occidental Petroleum Corp.:
5.55% 3/15/26	28,220,000	28,220,000
6.45% 9/15/36	24,570,000	24,631,425
6.6% 3/15/46	53,949,000	55,027,980
7.5% 5/1/31	40,626,000	44,079,210
Ovintiv, Inc. 8.125% 9/15/30	2,868,000	3,187,954
Petroleos Mexicanos:
4.5% 1/23/26	20,014,000	18,012,600
5.95% 1/28/31	16,396,000	12,260,929
6.35% 2/12/48	13,566,000	8,207,430
6.49% 1/23/27	38,273,000	34,629,410
6.5% 3/13/27	37,289,000	33,619,762
6.75% 9/21/47	95,358,000	60,671,528
6.84% 1/23/30	136,623,000	112,167,483
6.95% 1/28/60	19,817,000	12,490,655
7.69% 1/23/50	124,733,000	84,905,753
Phillips 66 Co.:
3.7% 4/6/23	2,495,000	2,488,934
3.85% 4/9/25	3,215,000	3,143,855
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	7,628,000	6,647,464
3.6% 11/1/24	6,687,000	6,450,589
3.85% 10/15/23	25,000,000	24,665,427
4.65% 10/15/25	23,040,000	22,684,918
Sabine Pass Liquefaction LLC 4.5% 5/15/30	42,700,000	40,346,270
The Williams Companies, Inc.:
2.6% 3/15/31	21,000,000	17,281,269
3.5% 11/15/30	55,862,000	49,433,195
3.9% 1/15/25	6,023,000	5,882,784
4.3% 3/4/24	18,081,000	17,867,999
4.5% 11/15/23	8,697,000	8,628,113
4.55% 6/24/24	90,947,000	90,006,428
4.65% 8/15/32	32,008,000	30,319,262
5.3% 8/15/52	7,262,000	6,670,574
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	5,447,000	4,784,532
3.95% 5/15/50	17,552,000	13,690,357
Western Gas Partners LP:
3.95% 6/1/25	5,006,000	4,793,245
4.65% 7/1/26	8,954,000	8,708,078
4.75% 8/15/28	6,312,000	5,838,600
		1,490,277,396
TOTAL ENERGY		1,501,144,419
FINANCIALS - 17.4%
Banks - 7.1%
Bank of America Corp.:
2.299% 7/21/32 (c)	42,030,000	32,931,541
2.972% 2/4/33 (c)	21,000,000	17,164,862
3.3% 1/11/23	24,341,000	24,300,554
3.419% 12/20/28 (c)	32,593,000	29,720,032
3.5% 4/19/26	28,726,000	27,543,391
3.864% 7/23/24 (c)	7,284,000	7,208,707
3.95% 4/21/25	43,026,000	42,050,026
4% 1/22/25	14,494,000	14,210,084
4.1% 7/24/23	35,942,000	35,797,002
4.183% 11/25/27	3,728,000	3,551,736
4.2% 8/26/24	41,416,000	40,835,642
4.25% 10/22/26	45,120,000	44,179,331
4.45% 3/3/26	10,553,000	10,379,463
5.015% 7/22/33 (c)	177,527,000	171,387,873
Barclays PLC:
2.852% 5/7/26 (c)	42,733,000	39,400,450
2.894% 11/24/32 (c)	14,928,000	11,401,834
4.375% 1/12/26	34,752,000	33,422,997
4.836% 5/9/28	3,148,000	2,886,218
5.088% 6/20/30 (c)	44,892,000	40,434,579
5.2% 5/12/26	41,312,000	40,055,692
BNP Paribas SA 2.219% 6/9/26 (b)(c)	40,110,000	36,835,780
BPCE SA 4.875% 4/1/26 (b)	3,984,000	3,802,171
Citigroup, Inc.:
3.352% 4/24/25 (c)	27,281,000	26,381,407
3.785% 3/17/33 (c)	21,000,000	18,332,773
4.075% 4/23/29 (c)	14,005,000	13,084,142
4.125% 7/25/28	3,728,000	3,520,751
4.3% 11/20/26	9,646,000	9,409,721
4.4% 6/10/25	71,128,000	69,952,512
4.412% 3/31/31 (c)	57,587,000	53,527,510
4.45% 9/29/27	48,296,000	46,515,840
4.6% 3/9/26	10,087,000	9,944,767
4.91% 5/24/33 (c)	5,636,000	5,366,114
5.3% 5/6/44	5,127,000	4,758,148
5.5% 9/13/25	18,506,000	18,781,860
Citizens Financial Group, Inc. 2.638% 9/30/32	32,329,000	24,162,052
Commonwealth Bank of Australia:
3.61% 9/12/34 (b)(c)	14,950,000	12,278,805
3.784% 3/14/32 (b)	11,585,000	9,513,630
Discover Bank 4.2% 8/8/23	35,498,000	35,247,977
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	6,715,000	6,627,383
HSBC Holdings PLC:
3.973% 5/22/30 (c)	10,000,000	8,741,848
4.25% 3/14/24	12,994,000	12,778,760
4.95% 3/31/30	7,768,000	7,444,691
5.25% 3/14/44	560,000	487,034
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	7,267,000	6,997,275
5.71% 1/15/26 (b)	81,601,000	78,838,588
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	55,000,000	46,712,736
2.956% 5/13/31 (c)	23,105,000	19,266,975
2.963% 1/25/33 (c)	21,000,000	17,313,918
3.797% 7/23/24 (c)	69,237,000	68,505,704
3.875% 9/10/24	56,148,000	55,183,906
4.125% 12/15/26	61,839,000	60,404,079
4.586% 4/26/33 (c)	155,774,000	146,325,293
4.912% 7/25/33 (c)	38,769,000	37,385,515
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (c)(d)	10,000,000	9,414,790
3.073% 5/22/28 (c)	24,822,000	21,974,549
4.8% 4/5/26	20,881,000	20,350,841
5.125% 5/28/24	55,246,000	54,581,349
NatWest Markets PLC 2.375% 5/21/23 (b)	46,436,000	45,656,654
Rabobank Nederland 4.375% 8/4/25	42,555,000	41,354,663
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	29,541,000	25,635,867
Societe Generale:
1.038% 6/18/25 (b)(c)	87,080,000	79,455,710
1.488% 12/14/26 (b)(c)	51,731,000	44,735,581
3.337% 1/21/33 (b)(c)	21,000,000	16,436,404
4.25% 4/14/25 (b)	3,837,000	3,665,829
Wells Fargo & Co.:
2.406% 10/30/25 (c)	24,506,000	23,094,895
3.196% 6/17/27 (c)	34,559,000	32,169,594
3.526% 3/24/28 (c)	46,819,000	43,489,984
4.478% 4/4/31 (c)	77,500,000	73,250,552
5.013% 4/4/51 (c)	114,738,000	107,773,963
Westpac Banking Corp. 4.11% 7/24/34 (c)	20,547,000	17,529,653
		2,303,862,557
Capital Markets - 4.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	30,803,000	29,654,233
4.25% 2/15/24	24,489,000	24,219,108
Ares Capital Corp.:
3.875% 1/15/26	65,900,000	60,598,653
4.2% 6/10/24	48,934,000	47,437,292
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	58,126,000	51,493,169
3.091% 5/14/32 (b)(c)	15,102,000	10,288,429
3.75% 3/26/25	31,994,000	28,360,423
3.8% 6/9/23	46,298,000	44,328,434
3.869% 1/12/29 (b)(c)	19,608,000	15,661,518
4.194% 4/1/31 (b)(c)	52,365,000	39,698,491
4.55% 4/17/26	1,588,000	1,380,121
Deutsche Bank AG 4.5% 4/1/25	70,869,000	67,196,428
Deutsche Bank AG New York Branch:
3.035% 5/28/32 (c)	9,360,000	7,049,487
4.1% 1/13/26	4,496,000	4,288,977
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	50,634,000	39,995,120
3.102% 2/24/33 (c)	39,600,000	32,888,351
3.2% 2/23/23	87,089,000	86,775,480
3.272% 9/29/25 (c)	104,473,000	100,578,244
3.8% 3/15/30	82,860,000	75,312,085
4.25% 10/21/25	32,884,000	32,241,934
6.75% 10/1/37	31,825,000	34,108,021
Moody's Corp.:
3.25% 1/15/28	12,370,000	11,429,836
4.875% 2/15/24	11,615,000	11,587,298
Morgan Stanley:
2.943% 1/21/33 (c)	21,000,000	17,196,895
3.125% 1/23/23	54,983,000	54,877,526
3.125% 7/27/26	7,974,000	7,479,450
3.622% 4/1/31 (c)	54,679,000	48,727,627
3.625% 1/20/27	8,956,000	8,510,250
3.737% 4/24/24 (c)	163,561,000	162,431,536
3.75% 2/25/23	55,561,000	55,420,431
4.1% 5/22/23	24,196,000	24,116,080
4.431% 1/23/30 (c)	23,749,000	22,460,692
4.889% 7/20/33 (c)	94,211,000	89,867,729
5% 11/24/25	50,969,000	51,088,053
UBS Group AG:
1.494% 8/10/27 (b)(c)	31,236,000	26,840,624
4.125% 9/24/25 (b)	27,816,000	26,983,824
		1,452,571,849
Consumer Finance - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	56,080,000	51,602,893
2.45% 10/29/26	20,465,000	17,994,780
2.875% 8/14/24	33,555,000	31,759,285
3% 10/29/28	21,434,000	18,109,359
3.3% 1/30/32	22,930,000	18,274,515
4.125% 7/3/23	23,327,000	23,117,388
4.45% 4/3/26	16,892,000	16,206,390
4.875% 1/16/24	27,051,000	26,668,490
6.5% 7/15/25	19,270,000	19,467,712
Ally Financial, Inc.:
1.45% 10/2/23	11,838,000	11,431,657
3.05% 6/5/23	50,233,000	49,560,776
4.625% 3/30/25	10,429,000	10,232,346
5.125% 9/30/24	11,402,000	11,311,945
5.8% 5/1/25	27,438,000	27,551,253
7.1% 11/15/27	36,750,000	37,793,567
8% 11/1/31	22,726,000	24,379,641
Capital One Financial Corp.:
2.6% 5/11/23	39,980,000	39,546,431
2.636% 3/3/26 (c)	24,182,000	22,550,810
3.273% 3/1/30 (c)	35,931,000	30,764,585
3.65% 5/11/27	72,123,000	67,928,696
3.8% 1/31/28	34,796,000	32,510,849
4.985% 7/24/26 (c)	30,637,000	30,369,471
5.247% 7/26/30 (c)	39,510,000	37,659,501
Discover Financial Services:
3.75% 3/4/25	20,000,000	19,239,707
3.95% 11/6/24	17,423,000	16,946,755
4.1% 2/9/27	1,920,000	1,804,000
4.5% 1/30/26	25,399,000	24,450,097
6.7% 11/29/32	7,709,000	7,842,376
Ford Motor Credit Co. LLC:
4.063% 11/1/24	101,625,000	98,103,257
5.584% 3/18/24	33,908,000	33,526,535
Synchrony Financial:
3.95% 12/1/27	42,034,000	37,581,113
4.25% 8/15/24	36,929,000	36,020,380
4.375% 3/19/24	29,366,000	28,841,000
5.15% 3/19/29	45,267,000	43,150,429
Toyota Motor Credit Corp. 2.9% 3/30/23	42,183,000	41,937,442
		1,046,235,431
Diversified Financial Services - 1.3%
Blackstone Private Credit Fund:
4.7% 3/24/25	80,609,000	78,781,342
7.05% 9/29/25 (b)	38,296,000	38,372,319
Brixmor Operating Partnership LP:
3.85% 2/1/25	22,346,000	21,435,792
4.05% 7/1/30	26,564,000	23,215,184
4.125% 6/15/26	25,594,000	24,042,099
4.125% 5/15/29	28,249,000	25,247,614
Corebridge Financial, Inc.:
3.5% 4/4/25 (b)	10,416,000	9,974,565
3.65% 4/5/27 (b)	35,355,000	33,094,254
3.85% 4/5/29 (b)	14,571,000	13,264,232
3.9% 4/5/32 (b)	17,347,000	15,296,692
4.35% 4/5/42 (b)	3,946,000	3,230,701
4.4% 4/5/52 (b)	11,669,000	9,379,187
Equitable Holdings, Inc. 3.9% 4/20/23	3,740,000	3,724,316
Jackson Financial, Inc.:
5.17% 6/8/27	15,288,000	14,981,822
5.67% 6/8/32	19,303,000	18,338,874
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	33,993,000	33,493,000
Pine Street Trust I 4.572% 2/15/29 (b)	31,229,000	29,026,522
Pine Street Trust II 5.568% 2/15/49 (b)	31,271,000	28,012,206
		422,910,721
Insurance - 1.3%
AIA Group Ltd.:
3.2% 9/16/40 (b)	18,698,000	13,523,356
3.375% 4/7/30 (b)	39,186,000	34,593,592
American International Group, Inc. 2.5% 6/30/25	42,536,000	40,163,404
Five Corners Funding Trust II 2.85% 5/15/30 (b)	58,620,000	49,734,854
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	24,484,000	22,755,473
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	21,405,000	20,833,008
4.75% 3/15/39	9,822,000	9,032,279
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	37,673,000	25,244,330
Metropolitan Life Global Funding I 3% 1/10/23 (b)	15,204,000	15,173,840
Pacific LifeCorp 5.125% 1/30/43 (b)	32,228,000	29,391,631
Pricoa Global Funding I 5.375% 5/15/45 (c)	28,973,000	27,165,085
Prudential Financial, Inc. 3.935% 12/7/49	13,921,000	10,937,122
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	12,400,000	11,008,720
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	29,603,000	27,616,286
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	10,865,000	10,565,084
Unum Group:
3.875% 11/5/25	25,368,000	24,341,461
4% 6/15/29	24,228,000	21,979,518
5.75% 8/15/42	41,569,000	37,091,820
		431,150,863
TOTAL FINANCIALS		5,656,731,421
HEALTH CARE - 2.0%
Biotechnology - 0.0%
AbbVie, Inc. 3.2% 11/21/29	21,000,000	19,172,541
Health Care Providers & Services - 1.3%
Centene Corp.:
2.45% 7/15/28	43,675,000	36,729,723
2.625% 8/1/31	20,375,000	16,019,233
3.375% 2/15/30	21,905,000	18,658,965
4.25% 12/15/27	25,155,000	23,607,464
4.625% 12/15/29	39,085,000	36,342,601
Cigna Corp.:
3.05% 10/15/27	17,500,000	16,154,190
4.375% 10/15/28	32,914,000	32,078,779
4.8% 8/15/38	20,493,000	19,334,926
4.8% 7/15/46	11,000,000	9,988,597
4.9% 12/15/48	20,474,000	18,901,293
CVS Health Corp.:
3% 8/15/26	3,494,000	3,284,446
3.625% 4/1/27	9,782,000	9,381,341
4.78% 3/25/38	33,481,000	30,942,836
Elevance Health, Inc. 3.3% 1/15/23	23,355,000	23,308,733
HCA Holdings, Inc.:
3.5% 9/1/30	15,777,000	13,559,858
3.625% 3/15/32 (b)	4,163,000	3,558,719
5.625% 9/1/28	19,767,000	19,704,829
5.875% 2/1/29	21,543,000	21,688,903
Humana, Inc. 3.7% 3/23/29	13,384,000	12,324,948
Sabra Health Care LP 3.2% 12/1/31	48,562,000	36,413,769
Toledo Hospital 5.325% 11/15/28	11,480,000	8,925,700
		410,909,853
Pharmaceuticals - 0.7%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	46,388,000	44,985,152
Elanco Animal Health, Inc.:
5.772% 8/28/23	17,308,000	17,237,525
6.4% 8/28/28 (c)	7,291,000	6,733,457
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	20,004,000	19,623,703
Utah Acquisition Sub, Inc. 3.95% 6/15/26	38,227,000	35,825,714
Viatris, Inc.:
1.65% 6/22/25	5,144,000	4,656,562
2.7% 6/22/30	47,152,000	37,610,715
3.85% 6/22/40	11,393,000	7,847,930
4% 6/22/50	19,674,000	12,795,765
Zoetis, Inc. 3.25% 2/1/23	33,824,000	33,726,201
		221,042,724
TOTAL HEALTH CARE		651,125,118
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	15,580,000	15,188,022
BAE Systems PLC 3.4% 4/15/30 (b)	11,875,000	10,568,331
The Boeing Co.:
5.04% 5/1/27	15,531,000	15,380,312
5.15% 5/1/30	15,531,000	15,152,525
5.705% 5/1/40	15,530,000	14,798,070
5.805% 5/1/50	36,500,000	34,436,075
5.93% 5/1/60	15,530,000	14,414,048
		119,937,383
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	5,745,000	5,568,520
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	7,478,000	7,443,140
3% 9/15/23	5,123,000	5,022,197
3.375% 7/1/25	33,735,000	31,835,028
4.25% 2/1/24	30,862,000	30,315,175
4.25% 9/15/24	21,001,000	20,629,264
		95,244,804
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	11,478,000	10,931,024
4.25% 4/15/26 (b)	8,740,000	7,929,898
4.375% 5/1/26 (b)	25,641,000	23,307,937
5.25% 5/15/24 (b)	20,991,000	20,477,390
		62,646,249
TOTAL INDUSTRIALS		283,396,956
INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
5.3% 10/1/29	12,450,000	12,315,262
5.45% 6/15/23	6,431,000	6,434,765
5.85% 7/15/25	6,711,000	6,816,460
6.02% 6/15/26	8,322,000	8,498,887
6.1% 7/15/27	12,320,000	12,658,165
6.2% 7/15/30	10,663,000	10,965,026
		57,688,565
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28 (b)	8,829,000	7,462,315
2.45% 2/15/31 (b)	75,132,000	59,276,473
2.6% 2/15/33 (b)	75,132,000	56,770,544
3.5% 2/15/41 (b)	60,671,000	43,885,605
3.75% 2/15/51 (b)	28,473,000	20,093,632
		187,488,569
Software - 0.5%
Oracle Corp.:
1.65% 3/25/26	35,590,000	31,945,164
2.3% 3/25/28	56,229,000	48,719,770
2.8% 4/1/27	31,398,000	28,651,096
2.875% 3/25/31	59,040,000	49,383,305
3.6% 4/1/40	31,590,000	23,723,554
		182,422,889
TOTAL INFORMATION TECHNOLOGY		427,600,023
REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	22,618,000	22,005,999
American Homes 4 Rent LP:
2.375% 7/15/31	4,099,000	3,186,126
3.625% 4/15/32	15,949,000	13,513,536
Boston Properties, Inc.:
3.25% 1/30/31	20,338,000	17,000,132
4.5% 12/1/28	20,395,000	18,992,324
6.75% 12/1/27	23,825,000	24,915,178
Corporate Office Properties LP:
2.25% 3/15/26	8,922,000	7,836,140
2.75% 4/15/31	6,692,000	5,056,337
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	7,500,000	6,294,307
3.5% 8/1/26	7,811,000	7,312,353
Healthpeak Properties, Inc.:
3.25% 7/15/26	3,144,000	2,970,773
3.5% 7/15/29	3,594,000	3,223,716
Hudson Pacific Properties LP 4.65% 4/1/29	42,373,000	36,899,101
Invitation Homes Operating Partnership LP 4.15% 4/15/32	23,566,000	20,659,591
Kite Realty Group Trust:
4% 3/15/25	32,398,000	31,075,876
4.75% 9/15/30	50,933,000	45,211,559
LXP Industrial Trust (REIT):
2.7% 9/15/30	9,405,000	7,525,715
4.4% 6/15/24	8,452,000	8,215,450
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	34,179,000	25,061,446
3.625% 10/1/29	33,134,000	27,453,551
4.375% 8/1/23	6,684,000	6,596,613
4.5% 1/15/25	14,849,000	14,441,313
4.5% 4/1/27	74,033,000	69,006,901
4.75% 1/15/28	36,570,000	33,755,971
4.95% 4/1/24	7,995,000	7,883,669
5.25% 1/15/26	31,863,000	31,103,459
Piedmont Operating Partnership LP 2.75% 4/1/32	7,712,000	5,509,028
Prologis LP 3.25% 6/30/26	318,000	302,403
Realty Income Corp.:
2.2% 6/15/28	4,085,000	3,503,388
2.85% 12/15/32	5,025,000	4,123,097
3.25% 1/15/31	5,362,000	4,683,826
3.4% 1/15/28	8,338,000	7,711,808
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,977,000	5,704,669
5% 12/15/23	4,492,000	4,433,415
Simon Property Group LP:
2.45% 9/13/29	8,537,000	7,177,121
3.375% 12/1/27	17,457,000	16,223,922
SITE Centers Corp.:
3.625% 2/1/25	13,207,000	12,462,624
4.25% 2/1/26	16,356,000	15,550,630
Store Capital Corp.:
2.75% 11/18/30	10,084,000	7,863,547
4.625% 3/15/29	9,743,000	8,922,393
Sun Communities Operating LP:
2.3% 11/1/28	8,675,000	7,136,709
2.7% 7/15/31	23,304,000	18,131,835
Ventas Realty LP:
3% 1/15/30	43,597,000	37,036,189
3.5% 2/1/25	8,762,000	8,406,739
4% 3/1/28	12,591,000	11,739,514
4.125% 1/15/26	8,982,000	8,683,943
4.75% 11/15/30	53,358,000	50,318,996
VICI Properties LP:
4.375% 5/15/25	4,156,000	3,999,771
4.75% 2/15/28	32,852,000	30,968,266
4.95% 2/15/30	42,556,000	40,230,445
5.125% 5/15/32	10,727,000	10,062,033
Vornado Realty LP 2.15% 6/1/26	10,254,000	8,666,641
WP Carey, Inc.:
3.85% 7/15/29	7,008,000	6,290,779
4% 2/1/25	32,062,000	31,186,366
4.6% 4/1/24	2,875,000	2,857,640
		877,084,873
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	34,906,000	34,710,840
3.95% 11/15/27	24,749,000	21,662,133
4.1% 10/1/24	30,631,000	29,478,355
4.55% 10/1/29	31,499,000	27,832,512
CBRE Group, Inc.:
2.5% 4/1/31	30,503,000	23,963,162
4.875% 3/1/26	4,233,000	4,234,266
Essex Portfolio LP 3.875% 5/1/24	1,038,000	1,015,741
Mid-America Apartments LP 4% 11/15/25	447,000	432,821
Tanger Properties LP:
2.75% 9/1/31	23,464,000	16,781,733
3.125% 9/1/26	16,163,000	14,589,176
3.875% 7/15/27	8,715,000	7,921,247
		182,621,986
TOTAL REAL ESTATE		1,059,706,859
UTILITIES - 1.4%
Electric Utilities - 0.7%
Alabama Power Co. 3.05% 3/15/32	33,143,000	28,844,714
American Electric Power Co., Inc. 2.95% 12/15/22	9,568,000	9,561,914
Cleco Corporate Holdings LLC 3.375% 9/15/29	19,437,000	16,592,740
Duke Energy Corp. 2.45% 6/1/30	14,856,000	12,484,210
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	7,078,000	5,597,716
2.775% 1/7/32 (b)	24,917,000	19,542,343
Entergy Corp. 2.8% 6/15/30	15,246,000	12,877,229
Eversource Energy 2.8% 5/1/23	32,099,000	31,816,919
Exelon Corp.:
2.75% 3/15/27 (b)	7,336,000	6,761,871
3.35% 3/15/32 (b)	8,906,000	7,824,716
4.05% 4/15/30	9,268,000	8,743,866
4.1% 3/15/52 (b)	6,597,000	5,384,030
4.7% 4/15/50	4,127,000	3,642,542
FirstEnergy Corp. 7.375% 11/15/31	19,834,000	22,333,307
IPALCO Enterprises, Inc. 3.7% 9/1/24	11,464,000	11,102,295
		203,110,412
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	5,603,287	5,735,665
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 3.55% 6/15/26	9,377,000	8,795,532
The AES Corp.:
2.45% 1/15/31	9,656,000	7,672,828
3.3% 7/15/25 (b)	45,861,000	42,922,473
3.95% 7/15/30 (b)	51,243,000	44,863,247
		104,254,080
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	4,303,000	3,886,679
NiSource, Inc.:
2.95% 9/1/29	47,860,000	41,961,700
5.8% 2/1/42	11,523,000	10,936,146
5.95% 6/15/41	17,565,000	17,744,509
Puget Energy, Inc.:
4.1% 6/15/30	17,963,000	16,138,109
4.224% 3/15/32	30,357,000	27,084,799
Sempra Energy 6% 10/15/39	1,481,000	1,495,389
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 6.7186% 5/15/67 (c)(d)	14,096,000	11,559,578
		130,806,909
TOTAL UTILITIES		443,907,066
TOTAL NONCONVERTIBLE BONDS (Cost $13,351,189,323)		12,086,850,028

U.S. Treasury Obligations - 30.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	238,590,000	166,453,805
1.875% 11/15/51	440,986,000	289,999,974
2% 11/15/41 (e)	314,110,000	228,772,693
2% 8/15/51	1,196,710,000	813,295,341
2.25% 2/15/52	536,840,000	387,678,169
2.875% 5/15/49	264,876,000	219,505,639
2.875% 5/15/52	83,620,000	69,509,125
3% 2/15/47	647,997,000	544,342,791
3.25% 5/15/42 (e)(f)	180,010,000	161,699,608
3.375% 8/15/42	1,700,000	1,555,234
U.S. Treasury Notes:
0.75% 4/30/26	332,810,000	298,306,962
0.875% 9/30/26 (e)(f)	418,050,000	372,407,431
1.125% 10/31/26	500,000,000	448,984,375
1.125% 8/31/28	300,720,000	259,312,266
1.25% 5/31/28	1,469,052,000	1,283,412,027
1.875% 2/28/27	350,000,000	322,328,125
2.5% 3/31/27	413,000,000	390,010,743
2.625% 7/31/29 (e)	305,690,000	285,199,217
2.75% 8/15/32	545,773,000	505,522,241
2.875% 5/15/32	783,535,000	734,441,635
3.125% 8/31/29	250,000,000	240,478,515
3.875% 11/30/27	150,000,000	150,562,500
3.875% 11/30/29	250,000,000	252,187,500
4% 10/31/29	1,270,000,000	1,289,248,438
4.375% 10/31/24	32,900,000	32,892,289
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,494,736,605)		9,748,106,643

U.S. Government Agency - Mortgage Securities - 27.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 5.5%
12 month U.S. LIBOR + 1.360% 3.615% 10/1/35 (c)(d)	25,568	25,513
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (c)(d)	46,152	45,959
12 month U.S. LIBOR + 1.460% 3.148% 1/1/35 (c)(d)	48,117	47,996
12 month U.S. LIBOR + 1.480% 3.787% 7/1/34 (c)(d)	25,246	25,348
12 month U.S. LIBOR + 1.530% 1.94% 3/1/36 (c)(d)	2,804	2,801
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (c)(d)	29,609	29,919
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (c)(d)	48,269	48,265
12 month U.S. LIBOR + 1.620% 3.212% 3/1/33 (c)(d)	45,984	45,850
12 month U.S. LIBOR + 1.620% 3.871% 5/1/35 (c)(d)	89,147	89,529
12 month U.S. LIBOR + 1.630% 2.987% 11/1/36 (c)(d)	76,146	76,525
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (c)(d)	30,174	30,319
12 month U.S. LIBOR + 1.640% 1.895% 6/1/47 (c)(d)	65,923	66,697
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (c)(d)	81,933	82,584
12 month U.S. LIBOR + 1.680% 3.004% 7/1/43 (c)(d)	59,532	60,022
12 month U.S. LIBOR + 1.700% 3.185% 6/1/42 (c)(d)	380,793	385,243
12 month U.S. LIBOR + 1.710% 3.926% 8/1/35 (c)(d)	7,206	7,265
12 month U.S. LIBOR + 1.730% 2.354% 3/1/40 (c)(d)	95,757	96,366
12 month U.S. LIBOR + 1.730% 3.442% 5/1/36 (c)(d)	74,356	75,218
12 month U.S. LIBOR + 1.750% 2.607% 7/1/35 (c)(d)	45,308	45,384
12 month U.S. LIBOR + 1.750% 4% 8/1/41 (c)(d)	135,236	136,601
12 month U.S. LIBOR + 1.800% 2.055% 1/1/42 (c)(d)	201,866	203,218
12 month U.S. LIBOR + 1.800% 3.724% 12/1/40 (c)(d)	2,784,223	2,810,436
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (c)(d)	176,024	178,095
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (c)(d)	74,490	74,928
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (c)(d)	119,288	119,987
12 month U.S. LIBOR + 1.810% 4% 7/1/41 (c)(d)	272,239	276,274
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(d)	126,933	128,222
12 month U.S. LIBOR + 1.820% 2.293% 2/1/35 (c)(d)	8,893	8,911
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (c)(d)	120,848	119,811
12 month U.S. LIBOR + 1.950% 3.555% 9/1/36 (c)(d)	45,408	45,507
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (c)(d)	50,527	51,377
6 month U.S. LIBOR + 1.470% 3.112% 10/1/33 (c)(d)	15,079	14,995
6 month U.S. LIBOR + 1.500% 2.735% 1/1/35 (c)(d)	135,895	136,002
6 month U.S. LIBOR + 1.510% 3.523% 2/1/33 (c)(d)	7,005	7,109
6 month U.S. LIBOR + 1.530% 2.785% 12/1/34 (c)(d)	29,321	29,256
6 month U.S. LIBOR + 1.530% 2.835% 3/1/35 (c)(d)	42,483	42,416
6 month U.S. LIBOR + 1.550% 4.011% 10/1/33 (c)(d)	13,340	13,523
6 month U.S. LIBOR + 1.560% 3.64% 7/1/35 (c)(d)	22,949	23,405
6 month U.S. LIBOR + 1.740% 2.865% 12/1/34 (c)(d)	2,443	2,461
6 month U.S. LIBOR + 1.960% 3.434% 9/1/35 (c)(d)	19,342	19,482
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (c)(d)	34,055	34,585
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (c)(d)	113,535	115,823
U.S. TREASURY 1 YEAR INDEX + 2.280% 3.363% 12/1/33 (c)(d)	315,062	320,624
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.408% 10/1/33 (c)(d)	66,577	67,828
U.S. TREASURY 1 YEAR INDEX + 2.420% 3.351% 5/1/35 (c)(d)	19,752	20,156
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.871% 7/1/34 (c)(d)	98,654	100,598
1.5% 1/1/36 to 11/1/51	73,566,511	61,219,469
2% 10/1/35 to 3/1/52	468,750,619	391,105,385
2.5% 4/1/31 to 2/1/52	520,388,188	451,835,116
3% 4/1/29 to 2/1/52 (e)	394,099,884	358,100,440
3.4% 7/1/42 to 9/1/42	64,831	60,108
3.5% 5/1/36 to 3/1/52	169,390,545	158,177,896
3.65% 5/1/42 to 8/1/42	20,757	19,611
3.9% 4/1/42	5,702	5,459
4% 3/1/36 to 7/1/48	120,135,645	116,445,158
4.25% 11/1/41	11,272	10,980
4.5% to 4.5% 6/1/24 to 9/1/49	110,045,095	109,358,344
5% 3/1/23 to 11/1/52	73,079,318	73,571,779
5.264% 8/1/41 (c)	1,625,984	1,635,932
5.5% 12/1/23 to 11/1/52	36,296,824	36,779,362
6% to 6% 9/1/29 to 1/1/42	6,930,287	7,264,862
6% 11/1/52	10,701,979	10,921,035
6.5% 7/1/23 to 5/1/38	4,730,963	4,944,563
6.666% 2/1/39 (c)	784,427	803,155
7% to 7% 4/1/23 to 7/1/37	828,458	866,663
7.5% to 7.5% 8/1/23 to 9/1/32	426,303	444,132
8% 3/1/37	25,737	28,372
8.5% 9/1/25	156	159
9% 10/1/30	6,002	6,476
TOTAL FANNIE MAE		1,789,992,889
Freddie Mac - 4.0%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (c)(d)	39,658	39,105
12 month U.S. LIBOR + 1.370% 2.517% 3/1/36 (c)(d)	219,836	217,989
12 month U.S. LIBOR + 1.500% 2.636% 3/1/36 (c)(d)	107,829	107,174
12 month U.S. LIBOR + 1.750% 2.958% 12/1/40 (c)(d)	1,302,699	1,303,969
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (c)(d)	262,976	264,890
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (c)(d)	468,269	469,961
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (c)(d)	67,802	68,296
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (c)(d)	47,426	47,760
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(d)	189,533	190,203
12 month U.S. LIBOR + 1.900% 3.709% 10/1/42 (c)(d)	167,859	168,870
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (c)(d)	378,104	380,942
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (c)(d)	391,249	395,010
12 month U.S. LIBOR + 1.910% 3.774% 6/1/41 (c)(d)	492,951	498,090
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (c)(d)	124,729	126,323
12 month U.S. LIBOR + 1.960% 3.711% 6/1/33 (c)(d)	16,354	16,435
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (c)(d)	58,443	58,622
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(d)	2,025	2,019
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (c)(d)	94,186	95,314
12 month U.S. LIBOR + 2.160% 2.41% 11/1/35 (c)(d)	9,419	9,504
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (c)(d)	123,192	124,816
6 month U.S. LIBOR + 1.120% 2.424% 8/1/37 (c)(d)	64,742	63,628
6 month U.S. LIBOR + 1.580% 3.08% 12/1/35 (c)(d)	2,590	2,637
6 month U.S. LIBOR + 1.650% 4.177% 4/1/35 (c)(d)	52,382	53,069
6 month U.S. LIBOR + 1.880% 3.369% 10/1/36 (c)(d)	168,274	168,186
6 month U.S. LIBOR + 1.990% 3.437% 10/1/35 (c)(d)	81,790	81,982
6 month U.S. LIBOR + 2.020% 3.51% 6/1/37 (c)(d)	58,165	59,740
6 month U.S. LIBOR + 2.680% 4.983% 10/1/35 (c)(d)	27,021	27,803
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.947% 6/1/33 (c)(d)	122,281	123,159
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.372% 1/1/35 (c)(d)	2,956	2,997
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.228% 6/1/33 (c)(d)	249,950	252,487
U.S. TREASURY 1 YEAR INDEX + 2.430% 3.824% 3/1/35 (c)(d)	484,096	493,150
1.5% 7/1/35 to 8/1/51	17,934,335	14,628,041
2% 8/1/35 to 2/1/52	334,716,041	277,422,707
2.5% 5/1/30 to 2/1/52	280,861,523	246,119,215
3% 6/1/31 to 4/1/52	233,268,612	210,811,625
3.5% 1/1/32 to 3/1/52 (e)	254,855,567	239,223,728
4% 1/1/36 to 6/1/48	167,482,286	162,577,394
4% 4/1/48	51,220	49,502
4.5% 6/1/25 to 12/1/48	55,297,885	55,021,513
5% 7/1/33 to 12/1/52	60,246,653	60,858,746
6% 1/1/23 to 12/1/37	1,579,643	1,642,105
6.5% 1/1/24 to 9/1/39	2,094,716	2,219,295
7% 3/1/26 to 9/1/36	895,076	943,988
7.5% 1/1/27 to 7/1/34	69,309	73,597
8% 7/1/24 to 4/1/32	18,363	19,473
8.5% 1/1/25 to 1/1/28	15,907	16,562
TOTAL FREDDIE MAC		1,277,541,621
Ginnie Mae - 6.3%
3.5% 10/20/40 to 5/20/50	95,419,913	89,892,370
4% 7/20/33 to 5/20/49	122,678,698	118,741,589
4.5% 6/20/33 to 5/20/42	33,152,949	32,882,303
5.5% 6/15/33 to 9/15/39	1,310,298	1,355,668
6% to 6% 10/15/30 to 5/15/40	2,648,979	2,776,166
7% to 7% 3/15/23 to 11/15/32	1,380,474	1,439,825
7.5% to 7.5% 12/15/22 to 9/15/31	217,636	224,197
8% 12/15/23 to 11/15/29	40,452	41,616
8.5% to 8.5% 11/15/27 to 1/15/31	17,411	18,512
2% 10/20/50 to 4/20/51	49,496,600	42,298,023
2% 12/1/52 (g)	63,350,000	53,790,973
2% 12/1/52 (g)	126,250,000	107,199,847
2% 12/1/52 (g)	71,750,000	60,923,477
2% 12/1/52 (g)	30,400,000	25,812,874
2% 12/1/52 (g)	38,600,000	32,775,557
2% 12/1/52 (g)	38,600,000	32,775,557
2% 12/1/52 (g)	27,050,000	22,968,363
2% 12/1/52 (g)	24,175,000	20,527,179
2% 1/1/53 (g)	96,700,000	82,184,257
2% 1/1/53 (g)	32,300,000	27,451,411
2% 1/1/53 (g)	31,925,000	27,132,703
2% 1/1/53 (g)	31,900,000	27,111,456
2% 1/1/53 (g)	64,000,000	54,392,890
2% 1/1/53 (g)	46,750,000	39,732,306
2% 1/1/53 (g)	39,800,000	33,825,578
2.5% 7/20/51 to 12/20/51	58,715,738	51,778,081
2.5% 12/1/52 (g)	62,550,000	54,879,906
2.5% 12/1/52 (g)	124,800,000	109,496,600
2.5% 12/1/52 (g)	26,950,000	23,645,299
2.5% 12/1/52 (g)	31,800,000	27,900,576
2.5% 12/1/52 (g)	31,400,000	27,549,625
2.5% 12/1/52 (g)	63,150,000	55,406,332
2.5% 1/1/53 (g)	62,550,000	54,926,331
2.5% 1/1/53 (g)	31,675,000	27,814,413
2.5% 1/1/53 (g)	31,400,000	27,572,930
2.5% 1/1/53 (g)	63,150,000	55,453,202
2.5% 1/1/53 (g)	39,400,000	34,597,881
2.5% 1/1/53 (g)	39,700,000	34,861,316
3% 4/15/42 to 10/20/51 (e)(f)	156,868,337	142,727,733
3% 12/1/52 (g)	18,000,000	16,234,841
3% 12/1/52 (g)	17,350,000	15,648,583
3% 12/1/52 (g)	24,300,000	21,917,035
3% 12/1/52 (g)	26,100,000	23,540,519
3% 1/1/53 (g)	35,000,000	31,589,621
3% 1/1/53 (g)	21,000,000	18,953,773
3.5% 12/1/52 (g)	43,900,000	40,726,675
3.5% 12/1/52 (g)	90,900,000	84,329,266
3.5% 1/1/53 (g)	85,850,000	79,684,553
4.5% 12/1/52 (g)	24,900,000	24,391,298
5% 12/15/32 to 4/20/48 (e)	17,283,752	17,448,574
6.5% 3/20/31 to 6/15/37	348,612	366,650
TOTAL GINNIE MAE		2,041,716,310
Uniform Mortgage Backed Securities - 11.9%
1.5% 12/1/37 (g)	45,650,000	39,897,543
1.5% 12/1/37 (g)	36,800,000	32,162,751
1.5% 12/1/37 (g)	18,450,000	16,125,075
1.5% 12/1/37 (g)	13,800,000	12,061,032
1.5% 12/1/37 (g)	12,400,000	10,837,449
1.5% 1/1/38 (g)	18,300,000	16,018,995
1.5% 1/1/38 (g)	73,450,000	64,294,817
1.5% 12/1/52 (g)	115,650,000	89,837,059
1.5% 12/1/52 (g)	58,450,000	45,404,030
1.5% 1/1/53 (g)	108,950,000	84,168,131
2% 12/1/37 (g)	57,300,000	51,473,312
2% 12/1/37 (g)	124,000,000	111,390,762
2% 12/1/37 (g)	41,300,000	37,100,310
2% 12/1/37 (g)	16,450,000	14,777,242
2% 12/1/37 (g)	13,500,000	12,127,220
2% 1/1/38 (g)	51,100,000	45,961,660
2% 1/1/38 (g)	85,050,000	76,497,831
2% 1/1/38 (g)	25,550,000	22,980,830
2% 12/1/52 (g)	157,750,000	129,739,516
2% 12/1/52 (g)	157,750,000	129,739,516
2% 12/1/52 (g)	82,150,000	67,563,241
2% 12/1/52 (g)	81,400,000	66,946,413
2% 12/1/52 (g)	81,300,000	66,864,169
2% 12/1/52 (g)	86,375,000	71,038,039
2% 12/1/52 (g)	43,200,000	35,529,300
2% 12/1/52 (g)	43,200,000	35,529,300
2% 12/1/52 (g)	32,150,000	26,441,366
2% 12/1/52 (g)	164,800,000	135,537,700
2% 12/1/52 (g)	131,700,000	108,315,019
2% 12/1/52 (g)	24,350,000	20,026,353
2% 1/1/53 (g)	81,950,000	67,469,181
2% 1/1/53 (g)	163,850,000	134,897,197
2% 1/1/53 (g)	40,900,000	33,672,843
2% 1/1/53 (g)	40,950,000	33,714,008
2% 1/1/53 (g)	8,200,000	6,751,035
2% 1/1/53 (g)	40,950,000	33,714,008
2% 1/1/53 (g)	164,800,000	135,679,329
2% 1/1/53 (g)	81,500,000	67,098,697
2.5% 12/1/37 (g)	56,800,000	52,460,128
2.5% 12/1/37 (g)	21,200,000	19,580,189
2.5% 12/1/37 (g)	21,200,000	19,580,189
2.5% 12/1/37 (g)	56,800,000	52,460,128
2.5% 1/1/38 (g)	39,300,000	36,327,938
2.5% 12/1/52 (g)	151,900,000	129,803,289
2.5% 12/1/52 (g)	75,950,000	64,901,645
2.5% 12/1/52 (g)	73,950,000	63,192,582
2.5% 12/1/52 (g)	37,000,000	31,617,654
2.5% 12/1/52 (g)	48,850,000	41,743,849
2.5% 12/1/52 (g)	21,850,000	18,671,507
2.5% 12/1/52 (g)	30,075,000	25,700,026
2.5% 12/1/52 (g)	36,200,000	30,934,029
2.5% 12/1/52 (g)	37,450,000	32,002,193
2.5% 12/1/52 (g)	10,200,000	8,716,218
2.5% 1/1/53 (g)	112,150,000	95,927,682
2.5% 1/1/53 (g)	37,450,000	32,032,917
3% 12/1/52 (g)	81,950,000	72,544,959
3% 12/1/52 (g)	97,950,000	86,708,709
3% 12/1/52 (g)	70,100,000	62,054,931
3% 12/1/52 (g)	22,650,000	20,050,559
3% 12/1/52 (g)	5,050,000	4,470,434
3% 12/1/52 (g)	5,050,000	4,470,434
3% 1/1/53 (g)	16,300,000	14,438,871
3% 1/1/53 (g)	32,650,000	28,922,033
3.5% 12/1/52 (g)	86,650,000	79,393,063
3.5% 12/1/52 (g)	57,400,000	52,592,750
3.5% 12/1/52 (g)	36,025,000	33,007,906
3.5% 1/1/53 (g)	23,450,000	21,497,056
4% 12/1/52 (g)	54,900,000	51,949,125
4% 12/1/52 (g)	40,700,000	38,512,375
4% 12/1/52 (g)	18,800,000	17,789,500
4.5% 12/1/52 (g)	61,100,000	59,477,062
4.5% 12/1/52 (g)	34,600,000	33,680,955
4.5% 1/1/53 (g)	42,750,000	41,614,475
5% 12/1/52 (g)	28,700,000	28,574,423
5% 12/1/52 (g)	23,850,000	23,745,644
5% 12/1/52 (g)	2,650,000	2,638,405
5% 12/1/52 (g)	3,200,000	3,185,998
5% 12/1/52 (g)	7,050,000	7,019,153
5% 12/1/52 (g)	21,300,000	21,206,802
5% 12/1/52 (g)	12,650,000	12,594,650
5.5% 12/1/52 (g)	22,800,000	23,060,061
5.5% 12/1/52 (g)	35,500,000	35,904,920
5.5% 12/1/52 (g)	22,700,000	22,958,921
6% 12/1/52 (g)	12,800,000	13,094,001
6% 12/1/52 (g)	12,800,000	13,094,001
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		3,875,286,618
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,302,770,318)		8,984,537,438

Asset-Backed Securities - 6.8%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	13,665,680	8,275,515
Series 2019-1 Class A, 3.844% 5/15/39 (b)	11,450,336	7,605,775
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	29,622,406	21,063,975
Class B, 4.458% 10/16/39 (b)(h)	5,909,968	2,715,884
Series 2021-1A Class A, 2.95% 11/16/41 (b)	28,687,391	22,805,802
Series 2021-2A Class A, 2.798% 1/15/47 (b)	55,929,960	43,612,292
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 1/15/32 (b)(c)(d)	8,704,000	8,532,662
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 5.2091% 10/17/34 (b)(c)(d)	21,227,000	20,570,173
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 5.2326% 4/20/34 (b)(c)(d)	56,239,000	54,350,719
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (b)(c)(d)	28,071,000	27,211,915
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 5.3826% 7/20/34 (b)(c)(d)	27,167,000	26,229,413
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	8,726,032	7,002,962
Class B, 4.335% 1/16/40 (b)	1,551,112	668,097
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 5.3991% 10/15/32 (b)(c)(d)	31,563,000	30,859,650
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 5.3884% 4/25/34 (b)(c)(d)	18,644,000	18,025,597
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 5.2091% 7/15/34 (b)(c)(d)	34,311,000	33,359,213
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.1936% 1/15/35 (b)(c)(d)	42,880,000	41,111,114
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 5.1491% 4/15/34 (b)(c)(d)	37,984,000	36,703,255
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 5.3291% 4/17/33 (b)(c)(d)	12,146,000	11,810,831
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 10/15/36 (b)(c)(d)	21,905,000	21,217,358
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 5.3784% 4/25/34 (b)(c)(d)	40,974,000	39,688,195
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 5.4626% 1/20/32 (b)(c)(d)	36,000,000	35,338,716
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 5.1686% 2/25/35 (c)(d)	282,235	278,174
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.2091% 1/15/35 (b)(c)(d)	33,084,000	31,989,184
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	33,812,145	27,616,607
Class AA, 2.487% 12/16/41 (b)(c)	3,311,056	3,013,028
Series 2021-1A Class A, 2.443% 7/15/46 (b)	43,242,624	35,392,661
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 5.0691% 4/15/29 (b)(c)(d)	35,122,732	34,556,624
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	22,157,554	18,690,118
Class B, 5.095% 4/15/39 (b)	11,988,233	8,871,532
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	15,556,907	13,612,872
Series 2021-1A Class A, 3.474% 1/15/46 (b)	8,606,922	7,273,021
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 5.3426% 10/20/32 (b)(c)(d)	26,444,000	25,721,761
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.2833% 4/20/35 (b)(c)(d)	39,364,000	37,816,719
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 5.4884% 10/25/34 (b)(c)(d)	19,756,000	19,053,990
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 5.2926% 4/20/34 (b)(c)(d)	32,995,000	31,759,634
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 5.4126% 10/20/34 (b)(c)(d)	32,158,000	30,995,295
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 5.3661% 10/25/37 (b)(c)(d)	75,190	74,626
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 5.4426% 4/20/34 (b)(c)(d)	35,800,000	34,564,649
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 5.5526% 1/20/34 (b)(c)(d)	47,700,000	46,391,875
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	30,215,205	27,319,863
Series 2019-1A Class A23, 4.352% 5/20/49 (b)	2,742,863	2,469,747
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 5.2633% 4/20/35 (b)(c)(d)	22,130,000	21,327,832
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 5.3926% 10/20/34 (b)(c)(d)	21,386,000	20,699,103
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 5.4137% 1/18/32 (b)(c)(d)	25,810,000	25,332,515
Dryden Senior Loan Fund:
Series 2018-70X Class A1, 3 month U.S. LIBOR + 1.170% 5.2491% 1/16/32 (c)(d)	346,000	340,462
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 5.2591% 4/17/33 (b)(c)(d)	23,800,000	23,210,902
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 10/15/35 (b)(c)(d)	29,140,000	28,187,647
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 5.8054% 2/20/35 (b)(c)(d)	16,803,000	16,227,665
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 5.1791% 4/15/31 (b)(c)(d)	14,552,000	14,235,363
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 1/15/35 (b)(c)(d)	37,869,000	36,745,805
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 5.3291% 1/15/34 (b)(c)(d)	7,800,000	7,598,269
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 5.3366% 7/19/34 (b)(c)(d)	24,705,000	23,911,821
Class AR, 3 month U.S. LIBOR + 1.080% 5.7239% 11/16/34 (b)(c)(d)	32,500,000	31,617,788
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 5.9754% 11/20/33 (b)(c)(d)	43,083,000	41,928,979
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	12,663,564	10,310,674
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	12,877,795	10,044,629
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 5.4546% 10/22/34 (b)(c)(d)	22,628,000	21,800,358
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 5.1936% 4/15/35 (b)(c)(d)	30,000,000	28,683,510
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 5.2891% 1/15/33 (b)(c)(d)	16,500,000	16,150,827
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 5.2446% 1/22/28 (b)(c)(d)	23,443,300	23,132,887
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 5.3666% 4/19/34 (b)(c)(d)	38,620,000	37,587,494
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 5.4246% 1/22/35 (b)(c)(d)	36,551,000	35,246,422
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 5.1991% 7/15/34 (b)(c)(d)	24,703,000	24,062,945
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 5.5246% 1/22/31 (b)(c)(d)	10,024,000	9,711,853
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 5.3826% 10/20/34 (b)(c)(d)	7,927,000	7,684,584
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 5.4884% 10/25/34 (b)(c)(d)	39,908,000	38,681,946
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 5.2626% 4/20/34 (b)(c)(d)	31,864,000	30,909,801
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 5.4884% 1/25/35 (b)(c)(d)	26,894,000	26,021,236
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 5.0691% 1/15/34 (b)(c)(d)	33,150,000	32,435,286
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 5.3126% 10/20/30 (b)(c)(d)	37,538,000	36,920,763
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 5.2886% 1/25/36 (c)(d)	397,825	387,533
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 5.3726% 10/20/34 (b)(c)(d)	13,185,000	12,815,411
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	27,580,100	22,665,050
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	26,397,350	22,895,504
Class A2II, 4.008% 12/5/51 (b)	23,588,465	18,458,564
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	23,895,876	18,380,677
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 5.3626% 4/20/34 (b)(c)(d)	46,460,000	45,226,394
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 5.2036% 1/15/37 (b)(c)(d)	42,692,000	41,480,230
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	25,749,375	19,392,586
Class B, 4.335% 3/15/40 (b)	2,922,293	1,708,431
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	34,963,000	32,902,438
1.884% 7/15/50 (b)	12,544,000	11,031,892
2.328% 7/15/52 (b)	9,591,000	8,001,837
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 5.3575% 4/23/35 (b)(c)(d)	44,162,000	42,942,422
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 5.1391% 7/15/32 (b)(c)(d)	4,219,000	4,120,828
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 5.2066% 4/19/34 (b)(c)(d)	41,341,000	39,990,307
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 5.3226% 4/20/33 (b)(c)(d)	36,991,000	35,866,548
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 4.9036% 9/25/34 (c)(d)	82,001	77,343
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	28,244,001	21,342,014
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	39,500,239	29,847,171
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.7088% 3/25/58 (b)(c)	128,316	118,743
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 4.3007% 4/6/42 (b)(c)(d)	2,720,000	2,056,886
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (b)	297,882	296,310
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 5.5126% 7/20/32 (b)(c)(d)	35,926,000	35,179,278
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 5.3866% 7/19/34 (b)(c)(d)	22,263,000	21,607,733
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 5.3926% 10/20/34 (b)(c)(d)	44,263,000	42,751,861
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 5.2291% 7/16/34 (b)(c)(d)	22,574,000	21,849,713
TOTAL ASSET-BACKED SECURITIES (Cost $2,362,759,162)		2,190,364,163

Collateralized Mortgage Obligations - 1.2%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.5%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	13,366,169	12,698,288
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	14,798,408	14,207,739
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	19,426,935	18,297,517
CFMT Series 2022-HB10 Class A, 3.5% 11/25/35 (b)	17,000,000	16,115,813
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)	9,268,212	8,954,103
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)	28,294	27,510
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.1456% 5/27/37 (b)(c)(d)	65,320	63,275
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(c)(d)(h)	316,680	32
Class AA1, 1 month U.S. LIBOR + 0.280% 4.1456% 5/27/37 (b)(c)(d)	303,953	283,744
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	7,719,581	6,974,641
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	13,317,534	12,090,989
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	16,974,275	15,078,788
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(c)	10,703,401	10,382,289
Preston Ridge Partners Mortgage Trust Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	10,848,065	9,624,557
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	16,382,184	15,511,313
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	9,924,534	9,055,034
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (c)(d)	4,548	4,100
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 4.6836% 9/25/43 (c)(d)	111,896	103,892
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	19,518,218	17,877,935
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 4.0735% 9/25/33 (c)	11,642	11,090
TOTAL PRIVATE SPONSOR		167,362,649
U.S. Government Agency - 0.7%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 4.8161% 2/25/32 (c)(d)	17,843	17,944
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 4.9107% 3/18/32 (c)(d)	33,552	33,985
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 5.0161% 4/25/32 (c)(d)	38,629	39,076
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 5.0161% 10/25/32 (c)(d)	46,779	47,326
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 4.7661% 1/25/32 (c)(d)	17,078	17,148
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 4.0839% 12/25/33 (c)(i)(j)	666,212	102,993
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 2.6639% 11/25/36 (c)(i)(j)	459,076	46,384
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	38,575	38,485
Series 1996-28 Class PK, 6.5% 7/25/25	17,283	17,239
Series 1999-17 Class PG, 6% 4/25/29	204,350	207,120
Series 1999-32 Class PL, 6% 7/25/29	240,223	243,898
Series 1999-33 Class PK, 6% 7/25/29	177,032	179,661
Series 2001-52 Class YZ, 6.5% 10/25/31	27,811	28,714
Series 2003-28 Class KG, 5.5% 4/25/23	5,597	5,607
Series 2005-102 Class CO 11/25/35 (k)	115,719	98,421
Series 2005-39 Class TE, 5% 5/25/35	25,482	25,821
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 7.108% 8/25/35 (c)(j)	27,669	28,613
Series 2005-81 Class PC, 5.5% 9/25/35	332,341	340,947
Series 2006-12 Class BO 10/25/35 (k)	527,904	453,219
Series 2006-15 Class OP 3/25/36 (k)	636,869	536,204
Series 2006-37 Class OW 5/25/36 (k)	63,809	50,279
Series 2006-45 Class OP 6/25/36 (k)	197,769	157,104
Series 2006-62 Class KP 4/25/36 (k)	308,909	252,798
Series 2012-149:
Class DA, 1.75% 1/25/43	2,584,081	2,353,236
Class GA, 1.75% 6/25/42	2,778,538	2,513,779
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	37,588	38,440
Series 1999-25 Class Z, 6% 6/25/29	186,806	187,639
Series 2001-20 Class Z, 6% 5/25/31	227,171	231,170
Series 2001-31 Class ZC, 6.5% 7/25/31	120,322	122,094
Series 2002-16 Class ZD, 6.5% 4/25/32	85,839	88,804
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 3.5339% 11/25/32 (c)(i)(j)	221,505	9,197
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	282,855	9,998
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 2.6239% 12/25/36 (c)(i)(j)	315,231	43,062
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 2.4239% 5/25/37 (c)(i)(j)	169,497	20,893
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 8.44% 9/25/23 (c)(j)	1,830	1,827
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 4.0839% 3/25/33 (c)(i)(j)	43,825	5,507
Series 2005-72 Class ZC, 5.5% 8/25/35	2,543,427	2,581,937
Series 2005-79 Class ZC, 5.9% 9/25/35	1,067,753	1,083,496
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 16.5232% 6/25/37 (c)(j)	155,079	205,493
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 15.5032% 7/25/37 (c)(j)	213,534	292,787
Class SB, 39.600% - 1 month U.S. LIBOR 15.5032% 7/25/37 (c)(j)	69,420	82,130
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 2.3339% 3/25/38 (c)(i)(j)	1,097,470	116,850
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 2.0339% 12/25/40 (c)(i)(j)	1,125,572	95,964
Class ZA, 4.5% 12/25/40	1,431,648	1,435,630
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	302,528	8,373
Series 2010-150 Class ZC, 4.75% 1/25/41	3,384,676	3,362,878
Series 2010-95 Class ZC, 5% 9/25/40	8,031,200	8,132,244
Series 2011-39 Class ZA, 6% 11/25/32	755,138	776,496
Series 2011-4 Class PZ, 5% 2/25/41	1,046,942	1,011,232
Series 2011-67 Class AI, 4% 7/25/26 (i)	100,064	2,896
Series 2011-83 Class DI, 6% 9/25/26 (i)	1,012	10
Series 2012-100 Class WI, 3% 9/25/27 (i)	1,726,981	80,063
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 2.6339% 12/25/30 (c)(i)(j)	223,184	1,856
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 2.5339% 6/25/41 (c)(i)(j)	162,857	2,040
Series 2013-133 Class IB, 3% 4/25/32 (i)	634,003	20,816
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 2.0339% 1/25/44 (c)(i)(j)	497,730	54,232
Series 2013-51 Class GI, 3% 10/25/32 (i)	1,962,954	125,016
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 2.7039% 6/25/35 (c)(i)(j)	928,383	80,755
Series 2015-42 Class IL, 6% 6/25/45 (i)	3,235,543	572,525
Series 2015-70 Class JC, 3% 10/25/45	4,599,144	4,355,074
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	1,886,186	341,180
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)	162,199	27,068
Series 343 Class 16, 5.5% 5/25/34 (i)	151,766	25,508
Series 348 Class 14, 6.5% 8/25/34 (c)(i)	109,699	22,048
Series 351:
Class 12, 5.5% 4/25/34 (c)(i)	68,996	11,940
Class 13, 6% 3/25/34 (i)	100,156	18,796
Series 359 Class 19, 6% 7/25/35 (c)(i)	58,526	11,249
Series 384 Class 6, 5% 7/25/37 (i)	650,368	112,462
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 4.6731% 1/15/32 (c)(d)	13,141	13,218
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 4.7731% 3/15/32 (c)(d)	20,482	20,659
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 4.8731% 3/15/32 (c)(d)	18,169	18,379
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 4.7731% 6/15/31 (c)(d)	34,506	34,772
Class FG, 1 month U.S. LIBOR + 0.900% 4.7731% 3/15/32 (c)(d)	11,127	11,220
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 4.1231% 5/15/37 (c)(d)	805,551	801,210
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	258,248	262,520
Series 2101 Class PD, 6% 11/15/28	19,726	20,047
Series 2104 Class PG, 6% 12/15/28	5,108	5,191
Series 2121 Class MG, 6% 2/15/29	104,749	106,430
Series 2131 Class BG, 6% 3/15/29	702,234	714,351
Series 2137 Class PG, 6% 3/15/29	110,757	112,630
Series 2154 Class PT, 6% 5/15/29	201,074	204,535
Series 2162 Class PH, 6% 6/15/29	39,503	40,093
Series 2520 Class BE, 6% 11/15/32	335,857	346,603
Series 2693 Class MD, 5.5% 10/15/33	887,985	896,446
Series 2802 Class OB, 6% 5/15/34	292,152	297,864
Series 3002 Class NE, 5% 7/15/35	780,471	784,240
Series 3110 Class OP 9/15/35 (k)	198,997	181,305
Series 3119 Class PO 2/15/36 (k)	755,333	606,797
Series 3121 Class KO 3/15/36 (k)	117,070	95,998
Series 3123 Class LO 3/15/36 (k)	417,937	337,991
Series 3145 Class GO 4/15/36 (k)	449,506	365,599
Series 3189 Class PD, 6% 7/15/36	649,941	675,351
Series 3225 Class EO 10/15/36 (k)	225,314	178,650
Series 3258 Class PM, 5.5% 12/15/36	283,063	290,044
Series 3415 Class PC, 5% 12/15/37	313,422	312,316
Series 3806 Class UP, 4.5% 2/15/41	1,466,916	1,458,263
Series 3832 Class PE, 5% 3/15/41	2,962,839	2,977,698
Series 4135 Class AB, 1.75% 6/15/42	2,033,813	1,850,945
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	2,292	2,330
Series 2135 Class JE, 6% 3/15/29	56,933	57,929
Series 2274 Class ZM, 6.5% 1/15/31	75,327	76,389
Series 2281 Class ZB, 6% 3/15/30	138,699	140,927
Series 2303 Class ZV, 6% 4/15/31	71,813	73,165
Series 2357 Class ZB, 6.5% 9/15/31	564,446	579,634
Series 2502 Class ZC, 6% 9/15/32	140,848	145,278
Series 2519 Class ZD, 5.5% 11/15/32	200,326	204,828
Series 2546 Class MJ, 5.5% 3/15/23	4,301	4,311
Series 2601 Class TB, 5.5% 4/15/23	2,025	2,030
Series 2998 Class LY, 5.5% 7/15/25	69,850	71,468
Series 3871 Class KB, 5.5% 6/15/41	2,758,882	2,869,800
Series 4423 Class NJ, 3% 9/15/41	2,611,652	2,609,490
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 2.7269% 2/15/36 (c)(i)(j)	225,720	21,061
Series 1658 Class GZ, 7% 1/15/24	2,488	2,533
Series 2013-4281 Class AI, 4% 12/15/28 (i)	721,281	16,085
Series 2017-4683 Class LM, 3% 5/15/47	4,694,189	4,446,575
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 4.3269% 11/15/31 (c)(i)(j)	22,918	981
Series 2587 Class IM, 6.5% 3/15/33 (i)	4,938	885
Series 2933 Class ZM, 5.75% 2/15/35	2,373,449	2,446,427
Series 2935 Class ZK, 5.5% 2/15/35	2,985,542	3,077,000
Series 2947 Class XZ, 6% 3/15/35	1,314,074	1,360,685
Series 2996 Class ZD, 5.5% 6/15/35	1,608,373	1,654,186
Series 3237 Class C, 5.5% 11/15/36	2,241,642	2,266,827
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 2.7869% 11/15/36 (c)(i)(j)	978,121	117,641
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 2.8769% 3/15/37 (c)(i)(j)	1,479,308	203,259
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 2.8869% 4/15/37 (c)(i)(j)	2,073,182	260,472
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 2.7069% 6/15/37 (c)(i)(j)	674,308	74,928
Series 3949 Class MK, 4.5% 10/15/34	547,847	544,132
Series 4055 Class BI, 3.5% 5/15/31 (i)	639,397	19,934
Series 4149 Class IO, 3% 1/15/33 (i)	1,058,187	88,035
Series 4314 Class AI, 5% 3/15/34 (i)	203,631	7,224
Series 4427 Class LI, 3.5% 2/15/34 (i)	1,844,545	117,971
Series 4471 Class PA 4% 12/15/40	2,621,271	2,562,143
target amortization class Series 2156 Class TC, 6.25% 5/15/29	90,935	93,437
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 4.3121% 2/15/24 (c)(d)	10,369	10,374
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	6,193	6,277
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	79,936	81,075
Series 2056 Class Z, 6% 5/15/28	193,505	196,543
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	6,000,047	5,874,004
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 2.8034% 6/16/37 (c)(i)(j)	410,697	46,369
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 4.1464% 3/20/60 (c)(d)(l)	4,757,617	4,720,631
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 3.9264% 7/20/60 (c)(d)(l)	762,392	752,073
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 3.4427% 9/20/60 (c)(d)(l)	972,718	960,220
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 3.4427% 8/20/60 (c)(d)(l)	759,175	749,303
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 3.5227% 12/20/60 (c)(d)(l)	2,004,981	1,981,099
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 3.6427% 12/20/60 (c)(d)(l)	1,902,954	1,886,362
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 3.6427% 2/20/61 (c)(d)(l)	1,691,192	1,674,953
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 3.6327% 2/20/61 (c)(d)(l)	2,455,405	2,432,116
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 3.6427% 4/20/61 (c)(d)(l)	1,734,709	1,718,037
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 3.6427% 5/20/61 (c)(d)(l)	3,167,909	3,139,549
Class FC, 1 month U.S. LIBOR + 0.500% 3.6427% 5/20/61 (c)(d)(l)	2,054,945	2,035,748
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.6727% 6/20/61 (c)(d)(l)	2,380,288	2,360,490
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 3.6927% 9/20/61 (c)(d)(l)	472,569	468,539
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.7427% 10/20/61 (c)(d)(l)	2,716,855	2,696,752
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 4.3386% 8/20/42 (c)(d)	222,116	218,067
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.8427% 11/20/61 (c)(d)(l)	2,656,266	2,639,620
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.8427% 1/20/62 (c)(d)(l)	1,539,255	1,530,229
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.7727% 1/20/62 (c)(d)(l)	2,387,851	2,369,874
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.7727% 3/20/62 (c)(d)(l)	1,156,424	1,145,787
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.7927% 5/20/61 (c)(d)(l)	32,184	31,780
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 3.6627% 10/20/62 (c)(d)(l)	320,241	317,275
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 3.5027% 3/20/63 (c)(d)(l)	452,100	446,696
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 3.7427% 1/20/64 (c)(d)(l)	1,501,668	1,490,749
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 3.7427% 12/20/63 (c)(d)(l)	7,330,355	7,289,799
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 3.6427% 6/20/64 (c)(d)(l)	1,890,879	1,874,038
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 3.4427% 3/20/65 (c)(d)(l)	25,471	25,168
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 3.4227% 5/20/63 (c)(d)(l)	24,476	23,923
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 3.3427% 4/20/63 (c)(d)(l)	47,320	46,439
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 3.5427% 12/20/62 (c)(d)(l)	7,497	7,342
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 4.3386% 1/20/49 (c)(d)	6,062,547	6,001,761
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 4.4386% 10/20/49 (c)(d)	2,104,667	2,063,934
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 4.3886% 2/20/49 (c)(d)	4,448,454	4,400,298
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 2.1229% 12/20/40 (c)(j)	3,016,564	2,613,956
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	152,703	11,085
Series 2016-69 Class WA, 3% 2/20/46	5,051,914	4,722,638
Series 2017-134 Class BA, 2.5% 11/20/46	3,070,158	2,775,971
Series 2017-153 Class GA, 3% 9/20/47	5,748,138	5,291,499
Series 2017-182 Class KA, 3% 10/20/47	4,362,629	4,025,126
Series 2018-13 Class Q, 3% 4/20/47	5,635,318	5,275,632
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	1,159,030	1,145,670
Series 2010-160 Class DY, 4% 12/20/40	5,957,903	5,809,912
Series 2010-170 Class B, 4% 12/20/40	1,327,656	1,294,668
Series 2017-139 Class BA, 3% 9/20/47	10,241,295	9,267,862
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 2.6134% 5/16/34 (c)(i)(j)	253,540	20,735
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 3.3134% 8/17/34 (c)(i)(j)	236,589	28,630
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 16.8806% 6/16/37 (c)(j)	10,944	13,019
Series 2010-116 Class QB, 4% 9/16/40	1,424,137	1,390,389
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 2.0634% 2/16/40 (c)(i)(j)	1,485,452	98,510
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 3.9264% 5/20/60 (c)(d)(l)	2,391,830	2,362,004
Series 2011-52 Class HI, 7% 4/16/41 (i)	62,173	10,073
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 2.1614% 7/20/41 (c)(i)(j)	576,585	57,902
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 2.8134% 6/16/42 (c)(i)(j)	913,065	94,636
Series 2013-149 Class MA, 2.5% 5/20/40	4,849,136	4,629,722
Series 2014-2 Class BA, 3% 1/20/44	10,545,848	9,713,489
Series 2014-21 Class HA, 3% 2/20/44	3,852,161	3,555,855
Series 2014-25 Class HC, 3% 2/20/44	6,609,370	6,094,748
Series 2014-5 Class A, 3% 1/20/44	5,720,554	5,272,324
Series 2015-H13 Class HA, 2.5% 8/20/64 (l)	76,080	71,419
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 4.317% 5/20/66 (c)(d)(l)	964,010	960,905
Series 2017-186 Class HK, 3% 11/16/45	645,571	596,135
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 4.42% 8/20/66 (c)(d)(l)	11,599,009	11,538,374
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2252% 5/20/65 (c)(l)	751,161	739,811
TOTAL U.S. GOVERNMENT AGENCY		229,083,033
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $422,168,501)		396,445,682

Commercial Mortgage Securities - 5.5%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 4.945% 1/15/39 (b)(c)(d)	23,840,000	22,964,185
Class B, CME Term SOFR 1 Month Index + 1.550% 5.345% 1/15/39 (b)(c)(d)	4,503,000	4,290,976
Class C, CME Term SOFR 1 Month Index + 2.150% 5.945% 1/15/39 (b)(c)(d)	3,215,000	3,029,823
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	38,600,000	35,714,820
Class ANM, 3.112% 11/5/32 (b)	22,568,000	20,870,999
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	5,065,000	4,469,004
Class CNM, 3.8425% 11/5/32 (b)(c)	2,095,000	1,749,150
BANK:
sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	965,000	898,602
Series 2019-BN21 Class A5, 2.851% 10/17/52	26,963,000	23,270,789
Series 2019-BN24 Class A3, 2.96% 11/15/62	12,772,000	11,097,261
Series 2021-BN35 Class A5, 2.285% 6/15/64	68,000	54,607
Series 2020-BN25 Class XB, 0.5325% 1/15/63 (c)(i)	27,800,000	692,498
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.600% 4.6436% 11/25/35 (b)(c)(d)	15,602	14,177
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 4.6286% 1/25/36 (b)(c)(d)	38,663	35,064
Class M1, 1 month U.S. LIBOR + 0.670% 4.7186% 1/25/36 (b)(c)(d)	12,472	11,188
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.400% 4.4486% 12/25/36 (b)(c)(d)	82,141	74,657
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 4.4486% 3/25/37 (b)(c)(d)	21,654	19,514
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 4.3136% 7/25/37 (b)(c)(d)	64,488	56,306
Class A2, 1 month U.S. LIBOR + 0.320% 4.3636% 7/25/37 (b)(c)(d)	60,449	51,796
Class M1, 1 month U.S. LIBOR + 0.370% 4.4136% 7/25/37 (b)(c)(d)	20,630	17,658
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 4.3336% 7/25/37 (b)(c)(d)	22,321	19,584
Class M1, 1 month U.S. LIBOR + 0.310% 4.3536% 7/25/37 (b)(c)(d)	11,842	11,274
Class M2, 1 month U.S. LIBOR + 0.340% 4.3836% 7/25/37 (b)(c)(d)	12,680	11,995
Class M3, 1 month U.S. LIBOR + 0.370% 4.4136% 7/25/37 (b)(c)(d)	20,330	16,887
Class M4, 1 month U.S. LIBOR + 0.500% 4.5436% 7/25/37 (b)(c)(d)	32,067	26,605
Class M5, 1 month U.S. LIBOR + 0.600% 4.6436% 7/25/37 (b)(c)(d)	15,216	17,015
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,988,000	3,777,913
Series 2019-B10 Class A4, 3.717% 3/15/62	6,658,000	6,130,792
Series 2019-B13 Class A4, 2.952% 8/15/57	25,034,000	21,833,438
Series 2018-B8 Class A5, 4.2317% 1/15/52	49,694,000	47,202,487
Series 2019-B14 Class XA, 0.9039% 12/15/62 (c)(i)	148,165,276	4,792,480
Series 2020-B17 Class XA, 1.5386% 3/15/53 (c)(i)	134,880,218	8,342,382
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 5.925% 11/15/28 (b)(c)(d)	18,140,000	17,889,496
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 5.6923% 4/15/37 (b)(c)(d)	82,074,000	79,862,500
Class B, CME Term SOFR 1 Month Index + 2.440% 6.2413% 4/15/37 (b)(c)(d)	21,804,000	20,424,173
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 4.5651% 10/15/36 (b)(c)(d)	43,844,000	41,838,466
Class B, 1 month U.S. LIBOR + 0.890% 4.7748% 10/15/36 (b)(c)(d)	6,559,000	6,159,287
Class C, 1 month U.S. LIBOR + 1.090% 4.9746% 10/15/36 (b)(c)(d)	8,779,000	8,178,151
Class D, 1 month U.S. LIBOR + 1.290% 5.1743% 10/15/36 (b)(c)(d)	8,523,000	7,835,792
Class E, 1 month U.S. LIBOR + 1.940% 5.8235% 10/15/36 (b)(c)(d)	29,632,000	27,224,258
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 4.8072% 2/15/39 (b)(c)(d)	63,583,212	60,995,719
Class B, CME Term SOFR 1 Month Index + 1.310% 5.1066% 2/15/39 (b)(c)(d)	16,400,769	15,477,083
Class C, CME Term SOFR 1 Month Index + 1.560% 5.356% 2/15/39 (b)(c)(d)	16,400,769	15,336,566
Class D, CME Term SOFR 1 Month Index + 1.960% 5.7551% 2/15/39 (b)(c)(d)	16,400,769	15,162,896
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 4.751% 11/15/32 (b)(c)(d)	1,688,087	1,649,049
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 6.501% 9/15/37 (b)(c)(d)	8,036,000	6,936,741
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 5.173% 4/15/34 (b)(c)(d)	16,075,000	15,445,773
Class C, 1 month U.S. LIBOR + 1.600% 5.473% 4/15/34 (b)(c)(d)	10,627,000	10,104,244
Class D, 1 month U.S. LIBOR + 1.900% 5.773% 4/15/34 (b)(c)(d)	11,156,000	10,407,249
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 4.9887% 10/15/36 (b)(c)(d)	15,196,300	14,832,947
Class C, CME Term SOFR 1 Month Index + 1.360% 5.1587% 10/15/36 (b)(c)(d)	19,103,750	18,580,810
Class D, CME Term SOFR 1 Month Index + 1.560% 5.3587% 10/15/36 (b)(c)(d)	30,204,750	29,100,398
Class E, CME Term SOFR 1 Month Index + 1.910% 5.7087% 10/15/36 (b)(c)(d)	38,021,350	36,657,806
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 5.9593% 10/15/39 (b)(c)(d)	20,271,000	20,182,089
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 5.3019% 4/15/37 (b)(c)(d)	41,976,310	40,779,469
Class B, CME Term SOFR 1 Month Index + 1.940% 5.7509% 4/15/37 (b)(c)(d)	21,397,379	20,455,691
Class C, CME Term SOFR 1 Month Index + 2.290% 6.1009% 4/15/37 (b)(c)(d)	4,828,083	4,563,378
Class D, CME Term SOFR 1 Month Index + 2.830% 6.6499% 4/15/37 (b)(c)(d)	4,042,867	3,792,092
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 4.873% 4/15/34 (b)(c)(d)	32,462,000	31,594,258
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 4.8287% 10/15/36 (b)(c)(d)	14,451,309	14,196,691
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	2,808,385	2,648,771
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	53,066,521	45,715,290
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 4.8253% 11/15/36 (b)(c)(d)	16,796,000	16,310,161
Class B, 1 month U.S. LIBOR + 1.250% 5.1253% 11/15/36 (b)(c)(d)	9,400,000	9,045,362
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 4.995% 6/15/34 (b)(c)(d)	43,485,635	42,637,274
Class B, 1 month U.S. LIBOR + 1.500% 5.375% 6/15/34 (b)(c)(d)	8,518,674	8,239,024
Class C, 1 month U.S. LIBOR + 1.750% 5.625% 6/15/34 (b)(c)(d)	9,623,333	9,213,637
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 6.176% 8/15/36 (b)(c)(d)	446,787	415,200
Class D, 1 month U.S. LIBOR + 3.050% 6.926% 8/15/36 (b)(c)(d)	6,155,250	5,650,414
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 1.0252% 9/10/58 (c)(i)	2,633,868	50,880
Series 2016-P6 Class XA, 0.7018% 12/10/49 (c)(i)	2,102,967	37,764
Series 2019-GC41 Class XA, 1.1693% 8/10/56 (c)(i)	14,772,746	694,013
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	50,000	49,535
Series 2014-CR18 Class A5, 3.828% 7/15/47	6,763,000	6,537,186
Series 2014-CR20 Class XA, 1.0939% 11/10/47 (c)(i)	599,911	8,378
Series 2014-LC17 Class XA, 0.8149% 10/10/47 (c)(i)	1,778,464	16,654
Series 2014-UBS6 Class XA, 0.9848% 12/10/47 (c)(i)	1,448,385	18,477
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 4.855% 5/15/36 (b)(c)(d)	3,742,000	3,693,686
Class B, 1 month U.S. LIBOR + 1.230% 5.105% 5/15/36 (b)(c)(d)	21,874,000	21,464,777
Class C, 1 month U.S. LIBOR + 1.430% 5.305% 5/15/36 (b)(c)(d)	4,157,000	4,041,664
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	9,968,654	8,897,667
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	19,432,000	18,430,414
Class B, 4.5349% 4/15/36 (b)	6,067,000	5,703,613
Class C, 4.9414% 4/15/36 (b)(c)	4,009,000	3,753,520
Class D, 4.9414% 4/15/36 (b)(c)	8,018,000	7,369,489
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 4.577% 11/15/38 (b)(c)(d)	59,815,000	57,060,424
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 4.956% 7/15/38 (b)(c)(d)	21,033,038	20,228,860
Class B, 1 month U.S. LIBOR + 1.380% 5.256% 7/15/38 (b)(c)(d)	11,978,855	11,378,224
Class C, 1 month U.S. LIBOR + 1.700% 5.576% 7/15/38 (b)(c)(d)	8,831,611	8,388,793
Class D, 1 month U.S. LIBOR + 2.250% 6.126% 7/15/38 (b)(c)(d)	17,699,341	16,767,556
Freddie Mac Series 2022-K150 Class A2, 3.71% 11/25/32	11,000,000	10,365,471
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 5.823% 9/15/31 (b)(c)(d)	7,175,723	7,035,075
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 4.825% 10/15/36 (b)(c)(d)	26,417,000	24,587,831
Class B, 1 month U.S. LIBOR + 1.150% 5.025% 10/15/36 (b)(c)(d)	4,084,000	3,776,935
Class C, 1 month U.S. LIBOR + 1.550% 5.425% 10/15/36 (b)(c)(d)	3,365,000	3,083,893
Series 2014-GC20 Class XA, 1.1766% 4/10/47 (c)(i)	501,596	4,617
Series 2015-GC34 Class XA, 1.3589% 10/10/48 (c)(i)	1,290,883	35,519
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 6.2826% 8/15/39 (b)(c)(d)	37,020,000	36,648,904
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	2,674,000	2,619,316
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	8,383,000	7,190,213
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	11,968,000	11,177,205
Class CFX, 4.9498% 7/5/33 (b)	4,047,000	3,526,139
Class DFX, 5.3503% 7/5/33 (b)	6,993,000	6,028,878
Class EFX, 5.5423% 7/5/33 (b)(c)	8,515,000	7,261,182
Class XAFX, 1.2948% 7/5/33 (b)(c)(i)	1,280,000	4,838
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 5.0895% 5/15/39 (b)(c)(d)	54,000,000	52,375,826
Class B, CME Term SOFR 1 Month Index + 1.790% 5.5882% 5/15/39 (b)(c)(d)	37,495,000	36,085,375
Class C, CME Term SOFR 1 Month Index + 2.090% 5.8874% 5/15/39 (b)(c)(d)	21,010,000	20,167,489
Class D, CME Term SOFR 1 Month Index + 2.540% 6.3362% 5/15/39 (b)(c)(d)	18,672,000	17,782,888
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 4.575% 3/15/38 (b)(c)(d)	46,580,989	44,769,976
Class B, 1 month U.S. LIBOR + 0.880% 4.755% 3/15/38 (b)(c)(d)	9,484,679	8,985,099
Class C, 1 month U.S. LIBOR + 1.100% 4.975% 3/15/38 (b)(c)(d)	5,967,612	5,623,356
Class D, 1 month U.S. LIBOR + 1.400% 5.275% 3/15/38 (b)(c)(d)	8,301,183	7,801,500
Class E, 1 month U.S. LIBOR + 1.750% 5.625% 3/15/38 (b)(c)(d)	7,252,354	6,797,626
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1949% 10/15/48 (c)(i)	1,537,233	31,155
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 4.725% 8/15/33 (b)(c)(d)	236,691	223,221
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 4.825% 12/15/36 (b)(c)(d)	34,300,000	31,971,126
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	49,092,000	45,566,885
Series 2018-H4 Class A4, 4.31% 12/15/51	11,199,000	10,587,844
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	7,093,000	6,402,450
Class C, 3.283% 11/10/36 (b)(c)	6,805,000	5,925,695
Series 2021-L6 Class XA, 1.3449% 6/15/54 (c)(i)	43,442,189	2,795,270
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 5.7386% 12/15/37 (b)(c)(d)	11,673,000	11,398,302
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 5.3886% 12/15/37 (b)(c)(d)	2,434,781	2,416,679
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 5.7943% 2/15/39 (b)(c)(d)	10,413,000	9,782,740
Class C, CME Term SOFR 1 Month Index + 2.650% 6.4443% 2/15/39 (b)(c)(d)	5,415,000	5,048,739
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 4.6061% 11/15/38 (b)(c)(d)	40,616,000	38,809,185
Class B, 1 month U.S. LIBOR + 1.070% 4.9551% 11/15/38 (b)(c)(d)	23,262,000	22,037,751
Class C, 1 month U.S. LIBOR + 1.320% 5.2043% 11/15/38 (b)(c)(d)	14,448,000	13,615,223
Class D, 1 month U.S. LIBOR + 1.570% 5.4535% 11/15/38 (b)(c)(d)	9,495,000	8,923,927
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1862% 12/15/50 (c)(i)	1,962,911	69,796
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 4.6631% 4/10/46 (b)(c)(d)	42,369	42,309
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	30,230,000	23,496,343
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,800,000	1,378,059
Class X, 0.5162% 10/10/42 (b)(c)(i)	57,900,000	1,573,936
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 5.075% 5/15/31 (b)(c)(d)	25,318,000	23,870,319
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	20,013,000	18,967,273
Series 2015-C31 Class XA, 1.1084% 11/15/48 (c)(i)	1,316,741	28,964
Series 2017-C42 Class XA, 1.0068% 12/15/50 (c)(i)	2,503,987	86,880
Series 2018-C46 Class XA, 1.1006% 8/15/51 (c)(i)	13,971,082	383,819
Series 2018-C48 Class A5, 4.302% 1/15/52	12,901,000	12,228,726
WF-RBS Commercial Mortgage Trust:
Series 2014-C24 Class XA, 0.9868% 11/15/47 (c)(i)	979,914	12,048
Series 2014-LC14 Class XA, 1.416% 3/15/47 (c)(i)	890,357	8,389
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,894,713,838)		1,773,113,909

Municipal Securities - 0.8%
	Principal Amount (a)	Value ($)
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	4,580,000	5,675,519
Series 2010, 7.625% 3/1/40	9,470,000	12,138,004
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	12,265,000	13,496,557
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	6,504,545	6,502,541
5.1% 6/1/33	105,490,000	101,688,847
Series 2010-1, 6.63% 2/1/35	22,660,000	23,143,086
Series 2010-3:
6.725% 4/1/35	33,175,000	34,055,328
7.35% 7/1/35	14,392,857	15,278,963
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	42,356,000	45,776,730
TOTAL MUNICIPAL SECURITIES (Cost $267,334,309)		257,755,575

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	21,930,000	18,199,159
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	14,315,000	13,080,331
4.5% 4/22/60 (b)	9,380,000	8,242,675
State of Qatar 4.4% 4/16/50 (b)	38,725,000	35,191,344
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $85,605,601)		74,713,509

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $30,889,494)	30,900,000	30,475,433

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank:
3.35% 2/6/23	15,572,000	15,521,715
4.682% 8/9/28 (c)	15,090,000	14,533,970
KeyBank NA 6.95% 2/1/28	3,200,000	3,373,564
Regions Bank 6.45% 6/26/37	42,478,000	44,215,941
TOTAL BANK NOTES (Cost $74,372,329)		77,645,190

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Nova Scotia 3 month U.S. LIBOR + 2.640% 6.5671% (c)(d)(m) (Cost $6,901,083)	6,962,000	6,439,850

Money Market Funds - 6.4%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (n) (Cost $2,086,411,585)	2,086,000,599	2,086,417,799

TOTAL INVESTMENT IN SECURITIES - 116.1% (Cost $41,379,852,148)	37,712,865,219
NET OTHER ASSETS (LIABILITIES) - (16.1)%	(5,228,130,252)
NET ASSETS - 100.0%	32,484,734,967

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 12/1/52	(96,700,000)	(82,108,715)
2% 12/1/52	(32,300,000)	(27,426,179)
2% 12/1/52	(31,925,000)	(27,107,763)
2% 12/1/52	(64,000,000)	(54,342,893)
2% 12/1/52	(38,600,000)	(32,775,557)
2% 12/1/52	(24,175,000)	(20,527,179)
2% 12/1/52	(27,050,000)	(22,968,363)
2% 12/1/52	(46,750,000)	(39,695,785)
2% 12/1/52	(39,800,000)	(33,794,486)
2.5% 12/1/52	(62,550,000)	(54,879,906)
2.5% 12/1/52	(31,400,000)	(27,549,625)
2.5% 12/1/52	(63,150,000)	(55,406,332)
2.5% 12/1/52	(63,150,000)	(55,406,332)
2.5% 12/1/52	(31,400,000)	(27,549,625)
2.5% 12/1/52	(39,400,000)	(34,568,638)
2.5% 12/1/52	(39,700,000)	(34,831,851)
3% 12/1/52	(35,000,000)	(31,567,746)
3% 12/1/52	(21,000,000)	(18,940,648)
3.5% 12/1/52	(85,850,000)	(79,644,307)

TOTAL GINNIE MAE		(761,091,930)

Uniform Mortgage Backed Securities
1.5% 12/1/37	(18,300,000)	(15,993,977)
1.5% 12/1/37	(73,450,000)	(64,194,404)
1.5% 12/1/52	(108,950,000)	(84,632,491)
2% 12/1/37	(13,400,000)	(12,037,389)
2% 12/1/37	(51,100,000)	(45,903,774)
2% 12/1/37	(85,050,000)	(76,401,487)
2% 12/1/37	(25,550,000)	(22,951,887)
2% 12/1/52	(81,950,000)	(67,398,753)
2% 12/1/52	(163,850,000)	(134,756,384)
2% 12/1/52	(40,900,000)	(33,637,694)
2% 12/1/52	(40,950,000)	(33,678,816)
2% 12/1/52	(8,200,000)	(6,743,988)
2% 12/1/52	(40,950,000)	(33,678,816)
2% 12/1/52	(164,800,000)	(135,537,700)
2% 12/1/52	(164,800,000)	(135,537,700)
2% 12/1/52	(131,700,000)	(108,315,019)
2% 12/1/52	(81,500,000)	(67,028,656)
2% 12/1/52	(4,500,000)	(3,700,969)
2% 12/1/52	(24,350,000)	(20,026,353)
2.5% 12/1/37	(38,700,000)	(35,743,080)
2.5% 12/1/37	(39,300,000)	(36,297,236)
2.5% 12/1/37	(21,200,000)	(19,580,189)
2.5% 12/1/37	(56,800,000)	(52,460,128)
2.5% 12/1/52	(112,150,000)	(95,835,674)
2.5% 12/1/52	(37,450,000)	(32,002,193)
2.5% 12/1/52	(37,450,000)	(32,002,193)
2.5% 12/1/52	(36,200,000)	(30,934,029)
2.5% 12/1/52	(20,300,000)	(17,346,983)
3% 12/1/52	(27,000,000)	(23,901,329)
3% 12/1/52	(16,300,000)	(14,429,321)
3% 12/1/52	(32,650,000)	(28,902,903)
3.5% 12/1/52	(23,450,000)	(21,486,063)
4.5% 12/1/52	(42,750,000)	(41,614,475)
5% 12/1/52	(2,650,000)	(2,638,405)
5% 12/1/52	(14,400,000)	(14,336,993)
5% 12/1/52	(4,150,000)	(4,131,842)
5% 12/1/52	(10,250,000)	(10,205,151)
5% 12/1/52	(7,250,000)	(7,218,278)
5% 12/1/52	(2,650,000)	(2,638,405)
5% 12/1/52	(3,200,000)	(3,185,998)
5% 12/1/52	(7,050,000)	(7,019,153)
5% 12/1/52	(21,300,000)	(21,206,802)
5.5% 12/1/52	(15,250,000)	(15,423,945)
5.5% 12/1/52	(7,800,000)	(7,888,968)
6% 12/1/52	(10,700,000)	(10,945,766)
6% 12/1/52	(2,250,000)	(2,301,680)
6% 12/1/52	(12,650,000)	(12,940,555)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,706,773,994)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,433,627,662)		(2,467,865,924)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,628	Mar 2023	334,325,063	907,973	907,973

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,035	Mar 2023	230,972,500	(1,826,600)	(1,826,600)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	436	Mar 2023	47,336,656	(286,837)	(286,837)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1,907	Mar 2023	242,189,000	(2,801,155)	(2,801,155)

TOTAL SOLD					(4,914,592)

TOTAL FUTURES CONTRACTS					(4,006,619)
The notional amount of futures purchased as a percentage of Net Assets is 1.0%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 12	Aug 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	88,920,000	883,029	(1,156)	881,873
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	4,770,000	65,256	(16,214)	49,042
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	6,630,000	90,702	(20,297)	70,405
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	14,200,000	194,265	(160,905)	33,360
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	9,360,000	128,050	(103,622)	24,428
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	4,750,000	64,983	(98,244)	(33,261)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	7,900,000	108,077	7,366	115,443
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	4,670,000	63,888	(6,968)	56,920
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	4,670,000	63,888	(55,664)	8,224
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	3,440,000	47,061	(65,849)	(18,788)
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	4,760,000	65,120	(111,176)	(46,056)
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	23,710,000	324,367	(29,113)	295,254
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly	4,630,000	63,341	(64,854)	(1,513)
CMBX N.A. AAA Index Series 13	Dec 2072	Merrill Lynch Capital Services, Inc.	(0.5%)	Monthly	13,230,000	180,994	(227,135)	(46,141)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,570,000	62,520	(77,796)	(15,276)
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	9,360,000	128,050	(88,779)	39,271
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,940,000	67,582	(67,078)	504
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,020,000	109,718	(43,242)	66,476

TOTAL CREDIT DEFAULT SWAPS						2,710,891	(1,230,726)	1,480,165

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2024	40,531,000	(368,243)	0	(368,243)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2027	4,651,000	(38,364)	0	(38,364)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2029	43,707,000	(401,311)	0	(401,311)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Dec 2052	2,159,000	(64,963)	0	(64,963)
TOTAL INTEREST RATE SWAPS							(872,881)	0	(872,881)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,847,539,419 or 18.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,164,853.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,817,293.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Level 3 security
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	1,236,037,565	2,021,942,356	1,171,562,122	15,058,037	-	-	2,086,417,799	4.3%
Fidelity Securities Lending Cash Central Fund 3.86%	513,299,160	1,704,446,446	2,217,745,606	193,334	-	-	-	0.0%
Total	1,749,336,725	3,726,388,802	3,389,307,728	15,251,371	-	-	2,086,417,799

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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